Inventories - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventory [Line Items]
Inventories	$ 10,098	$ 6,432
Merchandise available for sale
Disclosure Of Inventory [Line Items]
Inventories	11,352	7,283
Less: Provision for slow moving and obsolete inventories
Disclosure Of Inventory [Line Items]
Inventories	$ (1,254)	$ (851)